EARNINGS / (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
EARNINGS / (LOSS) PER SHARE

NOTE 30 - EARNINGS / (LOSS) PER SHARE

	For the year ended
	December 31,
	2021	2020	2019
Basic earnings / (loss) per share
Earnings / (loss) attributable to owners of the parent (ThUS$)	(4,647,491)	(4,545,887)	190,430

Weighted average number of shares, basic	606,407,693	606,407,693	606,407,693

Basic earnings / (loss) per share (US$)	(7.66397)	(7.49642)	0.31403

	For the year ended
	December 31,
	2021	2020	2019
Diluted earnings / (loss) per share
Earnings / (loss) attributable to owners of the parent (ThUS$)	(4,647,491)	(4,545,887)	190,430

Weighted average number of shares, basic	606,407,693	606,407,693	606,407,693

Weighted average number of shares, diluted	606,407,693	606,407,693	606,407,693

Diluted earnings / (loss) per share (US$)	(7.66397)	(7.49642)	0.31403